Cover Page	May 11, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 11, 2023
Entity Registrant Name	PIXELWORKS, INC
Entity Central Index Key	0001040161
Amendment Flag	false
Entity Incorporation, State or Country Code	OR
Entity File Number	000-30269
Entity Tax Identification Number	91-1761992
Entity Address, Address Line One	16760 SW Upper Boones Ferry Rd., Suite 101
Entity Address, City or Town	Portland
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97224
City Area Code	503
Local Phone Number	601-4545
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PXLW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false